Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	249	257
Interest accretion	10	11
Expenditures	(16)	(18)
Revaluation adjustment	23	(1)
Environmental liabilities, Ending balance	266	249
Less: current portion	27	22
Environmental liabilities non current portion	239	227
PCB [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	197	199
Interest accretion	9	9
Expenditures	(2)	(8)
Revaluation adjustment	(3)	(3)
Environmental liabilities, Ending balance	201	197
Less: current portion	15	13
Environmental liabilities non current portion	186	184
LAR [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	52	58
Interest accretion	1	2
Expenditures	(14)	(10)
Revaluation adjustment	26	2
Environmental liabilities, Ending balance	65	52
Less: current portion	12	9
Environmental liabilities non current portion	53	43